Other Disclosures - Remuneration of Board of Directors and Executive Management - Summary of Executive Management Remuneration (Details) - Executive Management - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Disclosures [Line Items]
Total remuneration to the Executive Management	kr 33,005	kr 9,947	kr 6,016
Former Chief Executive Officer | Anders Hinsby | January 1, 2019 - December 31, 2019
Other Disclosures [Line Items]
Salary		2,424	1,917
Bonus		1,038	723
Share-based compensation		294	676
Other employee benefits		270	215
Total remuneration to the Executive Management		4,026	3,531
Chief Executive Officer | Kim Stratton | October12019 To December312020
Other Disclosures [Line Items]
Salary	11,001	962
Bonus	3,500	1,025
Share-based compensation	7,359
Other employee benefits	2,542	215
Total remuneration to the Executive Management	24,402	2,202
Chief Financial Officer | Anders Vadsholt | January 1, 2019 - December 31, 2020
Other Disclosures [Line Items]
Salary	2,324	1,803	1,411
Bonus	2,491	1,250	450
Share-based compensation	2,805	406	463
Other employee benefits	983	260	161
Total remuneration to the Executive Management	kr 8,603	kr 3,719	kr 2,485